Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders' equity:
Commonn shares issued	68,573,558	58,161,133	53,856,509	53,306,109